Basis of Presentation & Description of Business (Policies)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation - Consolidation
The accompanying unaudited condensed consolidated financial statements present the results of operations, financial position and cash flows of Core & Main and its subsidiaries, which includes the consolidated financial statements of Holdings and its consolidated subsidiary, Core & Main LP, as the legal entity that conducts the operations of the Company. Holdings is considered a variable interest entity. Core & Main is the primary beneficiary and general partner of Holdings and has decision making authority that significantly affects the economic performance of the entity. As a result, Core & Main consolidates the consolidated financial statements of Holdings. All intercompany balances and transactions have been eliminated in consolidation. The Company records non-controlling
interests related to Partnership Interest held by the Continuing Limited Partners in Holdings.
For the periods prior to the Reorganization Transactions, the condensed consolidated financial statements of the Company include the Blocker Companies, which were merged into Core & Main as part of the Blocker Mergers.

The accompanying consolidated financial statements present the results of operations, financial position and cash flows of Core & Main and its subsidiaries, which includes the consolidated financial statements of Holdings and its consolidated subsidiary, Core & Main LP, as the legal entity that conducts the operations of the Company. Holdings is considered a variable interest entity. Core & Main is the primary beneficiary and general partner of Holdings and has decision making authority that significantly affects the economic performance of the entity. As a result, Core & Main consolidates the consolidated financial statements of Holdings. All intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation - Accounting
In management’s opinion, the unaudited condensed consolidated financial information for the interim periods presented include all normal recurring adjustments necessary for a fair statement of the Company’s results of operations, financial position and cash flows, which include all disclosures required by accounting principles generally accepted in the United States of America (“U.S. GAAP”). Revenues, expenses, assets and liabilities can vary during each quarter of the year. Therefore, the results and trends in these interim unaudited condensed consolidated financial statements may not be the same as those for the full year. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Holdings audited consolidated financial statements and the related notes thereto as of and for the fiscal year ended January 31, 2021 included in the prospectus (File
No. 333-256382),
dated July 22, 2021, filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 424(b) under the Securities Act of 1933, as amended, on July 26, 2021 (the “Prospectus”).

As the Reorganization Transactions are accounted for as transactions between entities under common control, the financial statements for the periods prior to the IPO and Reorganization Transactions have been adjusted to combine previously separate entities for presentation purposes. These entities include Core & Main, Holdings and its consolidated subsidiaries and the Blocker Companies. Prior to the Reorganization Transactions, Core & Main had no operations. Prior to the Reorganization Transactions, the Blocker Companies were holding companies for indirect investments in Holdings. The Blocker Companies had no operations but did receive distributions from Holdings associated with their tax obligations from allocations of Holdings’ taxable income. As such, the Blocker Companies’ financial statements reflected tax provisions and operating cash outflows for payments to taxing authorities. Their balance sheets collectively included $330.0 million of goodwill; and deferred tax liabilities and equity. In connection with the Blocker Mergers, Core & Main assumed the balance sheets of the Blocker Companies.

On August 5, 2019, affiliates of Clayton, Dubilier & Rice, LLC (“CD&R”) formed Holdings as well as Core & Main Midco, LLC (“Midco”) and Core & Main Intermediate GP, LLC (“Opco GP”), each a direct or indirect subsidiary of Holdings. Following certain reorganization transactions, affiliates of CD&R and Management Feeder transferred their partnership interests in Core & Main LP to Midco and Opco GP in exchange for partnership interests in Holdings (the “Holdings Reorganization”). As a result of the Holdings Reorganization, Holdings is the indirect parent company of Core & Main LP. As the Holdings Reorganization was among entities under common control, there was no change in the basis of accounting.

Segments
Segments
The Company’s chief operating decision maker (“CODM”) manages the business as a single operating and reportable segment. The Company operates approximately 300 branch locations across the U.S. The nature of the products and services, vendors, customers and distribution methods are similar across branches. Accordingly, the CODM evaluates the performance of the business and makes management decisions on a consolidated basis. Performance is most notably measured based on Adjusted EBITDA at the consolidated level. The consolidated performance of the Company is utilized to determine incentive compensation for executive officers, annual merit decisions, management of national vendor relationships, allocation of resources and in evaluating acquisitions and the Company’s capital structure.

Segments
The Company’s chief operating decision maker (“CODM”) manages the business as a single operating and reportable segment. The Company operates approximately 285 branch locations across the U.S. The nature of the products and services, vendors, customers and distribution methods are similar across branches. Accordingly, the CODM evaluates the performance of the business and makes management decisions on a consolidated basis. Performance is most notably measured based on Adjusted EBITDA at the consolidated level. The consolidated performance of the Company is utilized to determine incentive compensation for executive officers, annual merit decisions, management of national vendor relationships, allocation of resources and in evaluating acquisitions and the Company’s capital structure.

Fiscal Year
Fiscal Year
The Company’s fiscal year is a
52-
or
53-week
period ending on the Sunday nearest to January 31
st
. Quarters within the fiscal year include
13-week
periods, unless a fiscal year includes a 53
rd
week, in which case the fourth quarter of the fiscal year will be a
14-week
period. Both the three months ended October 31, 2021 and three months ended November 1, 2020 included 13 weeks, and both the nine months ended October 31, 2021 and nine months ended November 1, 2020 included 39 weeks. The current fiscal year ending January 30, 2022 (“fiscal 2021”) will include 52 weeks.

Fiscal Year
The Company’s fiscal year is a
52-
or
53-week
period ending on the Sunday nearest to January 31
st
. Quarters within the fiscal year include
13-week
periods, unless a fiscal year includes a 53
rd
week, in which case the fourth quarter of the fiscal year will be a
14-week
period. Both the fiscal year ended January 31, 2021 (“fiscal 2020”) and the fiscal year ended February 2, 2020 (“fiscal 2019”) included 52 weeks. The fiscal year ended February 3, 2019 (“fiscal 2018”) included a 53 rd
week. The next fiscal year ending January 30, 2022 (“fiscal 2021”) will include 52 weeks.

Estimates
Estimates
Management has made a number of estimates and assumptions relating to the reporting of certain assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing the elements of these financial statements in conformity with U.S. GAAP. Actual results could differ from these estimates.

Estimates
Management has made a number of estimates and assumptions relating to the reporting of certain assets and liabilities, the disclosure of contingent assets and liabilities and reported amounts of revenues and expenses in preparing the elements of these financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Actual results could differ from these estimates.

Income Taxes and Tax Receivable Agreements
Income Taxes
As a result of the Reorganization Transactions, Core & Main became the general partner of Holdings, which is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, Holdings is generally not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss from Holdings is passed through to and included in the taxable income or loss of its partners, including Core & Main, following the Reorganization Transactions. Core & Main is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to Core & Main’s allocable share of any taxable income or loss of Holdings following the Reorganization Transactions.
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies and results of recent operations. If it is determined that the Company is not able to realize deferred tax assets in the future, a valuation allowance would be established, which would impact the provision for income taxes.
Uncertain tax positions are recorded on the basis of a
two-step
process in which (1) it is determined if a tax position is
more-likely-than-not
of being sustained on the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The Company records interest and penalties related to uncertain tax positions in the provision for income taxes in the unaudited Condensed Consolidated Statements of Operations.
The tax provision for interim periods is determined using an estimate of the Company’s annual effective tax rate, adjusted for discrete items, if any, that arise during the period. Each quarter, the Company updates its estimate of its annual effective tax rate, and if the estimated annual effective tax rate changes, the Company makes a cumulative adjustment in such period. The quarterly tax provision, and estimate of the Company’s annual effective tax rate, are subject to variation due to several factors, including variability in pre-tax
income (or loss), the mix of jurisdictions to which such income relates, changes in how the Company conducts business, and tax law developments.
Tax Receivable Agreements
In connection with the Reorganization Transactions and the IPO, Core & Main entered into a tax receivable agreement with the Former Limited Partners (the “Former Limited Partners Tax Receivable Agreement”) and a tax receivable agreement with the Continuing Limited Partners (the “Continuing Limited Partners Tax Receivable Agreement”) (collectively, the “Tax Receivable Agreements”). Under these agreements, Core & Main expects to generate tax attributes that will reduce amounts that it would otherwise pay in the future to various tax authorities.
The Former Limited Partners Tax Receivable Agreement provides for the payment by Core & Main to certain Former Limited Partners, or their permitted transferees, of 85% of the tax benefits, if any, that Core & Main actually realizes, or in some circumstances is deemed to realize, as a result of (i) certain tax attributes of the Partnership Interests Core & Main holds in respect of such Former Limited Partners’ interest in Core & Main, including such attributes which resulted from such Former
Limited Partners’ prior acquisition of ownership interests in Holdings and Core & Main’s allocable share of existing tax basis acquired in connection with the IPO attributable to the Former Limited Partners and (ii) certain other tax benefits.
The Continuing Limited Partners Tax Receivable Agreement provides for the payment by Core & Main to the Continuing Limited Partners, or their permitted transferees, of 85% of the benefits, if any, that Core & Main realizes, or in some circumstances is deemed to realize, as a result of (i) increases in tax basis or other similar tax benefits as a result of exchanges of Partnership Interests for cash or shares of Class A common stock pursuant to the Exchange Agreement, dated as of July 22, 2021 (the “Exchange Agreement”), by and among Core & Main, Holdings, CD&R Waterworks Holdings and Management Feeder, (ii) Core & Main’s allocable share of existing tax basis acquired in connection with the IPO attributable to the Continuing Limited Partners and in connection with exchanges of Partnership Interests for cash or shares of Class A common stock pursuant to the Exchange Agreement and (iii) Core & Main’s utilization of certain other tax benefits related to Core & Main’s entering into the Continuing Limited Partners Tax Receivable Agreement, including tax benefits attributable to payments under the Continuing Limited Partners Tax Receivable Agreement. Core & Main expects to obtain an increase in its share of the tax basis in the net assets of Holdings as Partnership Interests are exchanged by Continuing Limited Partners. Core & Main intends to treat any exchanges of Partnership Interests as direct purchases of Partnership Interests for U.S. federal income tax purposes. These increases in tax basis may reduce the amounts that it would otherwise pay in the future to various tax authorities.
Core & Main will receive the full benefit in tax savings from relevant taxing authorities and provide payment of 85% of the amount of any tax benefits Core & Main actually realizes to the Former Limited Partners or the Continuing Limited Partners, as applicable, or their permitted transferees. Core & Main expects to benefit from the remaining 15% of any cash tax savings that it realizes. For the Tax Receivable Agreements, Core & Main will assess the tax attributes to determine if it is more likely than not that the benefit of any deferred tax assets will be realized. Following that assessment, Core & Main will recognize a liability under the applicable Tax Receivable Agreements, reflecting approximately 85% of the expected future realization of such tax benefits. Amounts payable under the Tax Receivable Agreements are contingent upon, among other things, (i) generation of sufficient future taxable income during the term of the applicable Tax Receivable Agreements and (ii) future changes in tax laws.

Income Taxes
As a result of the Reorganization Transactions, Core & Main became the general partner of Holdings, which is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, Holdings is generally not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss from Holdings is passed through to and included in the taxable income or loss of its partners, including Core & Main, following the Reorganization Transactions. Core & Main is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to Core & Main’s allocable share of any taxable income or loss of Holdings following the Reorganization Transactions.
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. If it is determined that the Company is not able to realize deferred tax assets in the future a valuation allowance would be established, which would impact the provision for income taxes.
Uncertain tax positions are recorded on the basis of a
two-step
process in which (1) it is determined if a tax position is
more-likely-than-not
of being sustained on the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The Company records interest and penalties related to uncertain tax positions in the provision for income taxes in the Consolidated Statements of Operations.

Equity-Based Compensation
Equity-Based Compensation
The Company recognizes the cost of employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. That cost is recognized over the requisite service period (generally the vesting period), which is the period during which an employee is required to provide service in exchange for the award.
In connection with the Reorganization Transactions, which included the recapitalization of Management Feeder and entry into the Exchange Agreement, the equity awards issued by Holdings and held by Management Feeder were deemed to be modified for accounting purposes. The Company calculated the incremental fair value associated with the modification and will recognize this incremental fair value immediately for each vested award with no remaining service period and over the remaining service period associated with each unvested award. The incremental fair value associated with previously vested awards was expensed immediately as there was no remaining service period.

Equity-Based Compensation
The Company recognizes the cost of employee services received in exchange for awards of equity instruments based on the grant date fair value of those awards. That cost is recognized over the requisite service period (generally the vesting period), which is the period during which an employee is required to provide service in exchange for the award.

Basic and Diluted Earnings per Share
Basic and Diluted Earnings per Share
Basic earnings per share is computed by dividing net income attributable to Core & Main for the period following the Reorganization Transactions by the weighted average number of shares of
Class A common stock outstanding during the same period. Shares of Class A common stock issued during that period, including shares of Class A common stock issued in the IPO and the IPO Overallotment Option Exercise, were weighted for the portion of that period in which the shares of Class A common stock were outstanding. The Company did not apply the two-class
method because shares of Class B common stock do not participate in earnings or losses of Core & Main. As a result, no earnings per share of Class B common stock were presented. Net income allocated to holders of non-controlling
interests was excluded from net income available to the Class A common stock. There were no preferred dividends and no shares of preferred stock outstanding for the period.
The diluted net earnings per share calculation includes the basic weighted average number of shares of Class A common stock outstanding plus the dilutive impact of potential outstanding shares of Class A common stock that would be issued upon exchange of Partnership Interests together with the retirement of a corresponding number of shares of Class B common stock, under the if-converted
method, if dilutive. The treasury stock method is applied to outstanding awards, including unvested Partnership Interests and outstanding stock appreciation rights.

Non-controlling Interests
Non-controlling
Interests
The
non-controlling
interests represent the Partnership Interests of Holdings held by the Continuing Limited Partners. Income or loss is attributed to the non-controlling
interests based on the weighted average percentage of Partnership Interests held by Continuing Limited Partners, excluding unvested Partnership Interests held by Management Feeder, relative to all Partnership Interests of Holdings during the period following the Reorganization Transactions.
Non-controlling
interests presented in the consolidated Balance Sheets represents, the ownership percentage of Partnership Interests held by Continuing Limited Partners as of the balance sheet date multiplied by the equity of Holdings, prior to distributions, less distributions to non-controlling
interest holders. The
non-controlling
interests’ ownership percentage may fluctuate over time as the Continuing Limited Partners exchange Partnership Interests, together with the retirement of a corresponding number of shares of Class B common stock, for shares of Class A common stock and Partnership Interests held by Management Feeder vest.

Recent Accounting Pronouncements
Cloud computing arrangements
—In August 2018, the Financial Accounting Standards Board (the “FASB”) issued ASU
No. 2018-15,
“Intangibles—Goodwill and
Other—Internal-Use
Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract” (“ASU
2018-15”).
The new guidance aligns the requirements for capitalizing implementation costs in a cloud computing arrangement service contract with the requirements for capitalizing implementation costs incurred for an internal-use
software license. ASU
2018-15
is effective for annual periods beginning after December 15, 2019, and interim periods within these annual periods. The standard permits two approaches, one requiring prospective application to eligible costs incurred on or after the date this guidance is first applied and one requiring retrospective application.
The Company adopted the provisions of ASU
2018-15
during the first quarter of the fiscal year ended January 31, 2021 (“fiscal 2020”) using the prospective method. The adoption of ASU
2018-15
did not have a material impact on the Company’s financial position, results of operations or cash flows. The Company made no adjustments to its financial position upon adoption.
Measurement of Credit Losses
—In June 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments” (“ASU
2016-13”).
The new guidance introduces a new accounting model for recognizing expected credit losses upon the initial recognition of certain financial instruments, including accounts receivable, based on historical information, current information, and forecasted future events. ASU
2016-13
is effective for annual periods beginning after December 15, 2019, and interim periods within these annual periods.
The Company adopted the provisions of ASU
2016-13
during the first quarter of fiscal 2020, using the modified retrospective approach. The adoption of ASU
2016-13
did not result in a material impact to the Company’s financial position, results of operations or cash flows upon adoption.
Accounting for Income Taxes
- In December 2019, the FASB issued ASU
2019-12,
“Simplifying the Accounting for Income Taxes” (“ASU
2019-12”).
The amendments in ASU
2019-12
simplify the accounting for income taxes by removing certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside tax basis. The transition requirements are dependent upon each amendment within ASU
2019-12
and will be applied either prospectively or retrospectively. The Company adopted the provisions of ASU
2019-12,
during the first quarter of fiscal 2021. The adoption of ASU
2019-12
did not result in a material impact to the Company’s financial position, results of operations or cash flows upon adoption.
Not Yet Adopted
Reference Rate Reform
- In March 2020, the FASB issued ASU
No. 2020-04,
“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU
2020-04”).
The new guidance provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts and hedging relationships that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by ASU
2020-04
are effective for prospective contract modifications made and qualifying hedging relationships entered into as of March 12, 2020 through December 31, 2022. As discussed in Note 6, the debt modification performed by the Company on July 27, 2021 did not qualify under the guidance of ASU
2020-04
as the debt and interest rate swap instruments continue to reference LIBOR. At the time of a qualifying transaction and/or modification of debt and interest rate swap instruments to replace LIBOR with a new interest rate index, the Company will consider the application of ASU
2020-04.

Recent Accounting Pronouncements
Cloud computing arrangements
- In August 2018, the FASB issued ASU
No. 2018-15,
“Intangibles—Goodwill and
Other—Internal-Use
Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (ASU
2018-15”).
The new guidance aligns the requirements for capitalizing implementation costs in a cloud computing arrangement service contract with the requirements for capitalizing implementation costs incurred for an internal-use
software license. ASU
2018-15
is effective for annual periods beginning after December 15, 2019, and interim periods within these annual periods. The standard permits two approaches, one requiring prospective application to eligible costs incurred on or after the date this guidance is first applied and one requiring retrospective application.
The Company adopted the provisions of ASU
2018-15
during the first quarter of fiscal 2020, using the prospective method. The adoption of ASU
2018-15
did not have a material impact on the Company’s financial position, results of operations or cash flows. The Company made no adjustments to its financial position upon adoption.
Measurement of Credit Losses
- In June 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments” (“ASU
2016-13”).
The new guidance introduces a new accounting model for recognizing expected credit losses upon the initial recognition of certain financial instruments, including accounts receivable, based on historical information, current information, and forecasted future events. ASU
2016-13
is effective for annual periods beginning after December 15, 2019, and interim periods within these annual periods.
The Company adopted the provisions of ASU
2016-13
during the first quarter of fiscal 2020, using the modified retrospective approach. The adoption of ASU
2016-13
did not result in a material impact to the financial position, results of operations or cash flows upon adoption.
Revenue recognition
- In May 2014, the FASB issued ASU
No. 2014-09,
“Revenue from contracts with customers” (“ASU
2014-09”),
amended by ASU
No. 2016-10,
“Revenue from contracts with customers (Topic 606): Identifying Performance Obligations and Licensing,” ASU
No. 2016-12,
“Revenue from contracts with customers (Topic 606): Narrow-Scope Improvements and Practical Expedients,” and ASU
No. 2016-20,
“Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers.” The amended guidance outlines a single comprehensive revenue model for entities to use in accounting for revenue arising from contracts with customers. The guidance supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” ASU
2014-09
requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments. Entities have the option of using either a full retrospective or modified approach to adopt the guidance. ASU
2014-09
is effective for annual reporting periods beginning after December 15, 2018 including interim periods within that reporting period, for non-public
companies.
The Company adopted the provisions of ASU
2014-09
and related amendments, using the modified retrospective method and a practical expedient associated with recognizing revenue for certain services in accordance with the right to invoice, during the first quarter of fiscal 2019. The Company reviewed customer contracts and applied the five-step model of the new standard to each contract category identified and compared the results to current accounting practice. The Company concluded that contracts with customers primarily consist of a single performance obligation to transfer promised goods or services. The adoption of ASU
2014-09
did not have a material impact on the Company’s financial position, results of operations or cash flows. The Company made no adjustments to its financial position upon adoption. See Note 3, Revenue, for the Company’s revenue disclosures.
Leases
- In February 2016, the FASB issued ASU
No. 2016-02,
“Leases (Topic 842)” (“ASU
2016-02”).
The new guidance requires companies to recognize all leases as assets and liabilities for the rights and obligations created by leased assets on the Balance Sheet. ASU
2016-02
is effective for annual periods beginning after December 15, 2018, and interim periods within these annual periods, with early adoption permitted.
The Company adopted the provisions of ASU
2016-02
during the first quarter of fiscal 2019, which increased assets and liabilities on the Balance Sheets as the Company recorded a right-of-use
asset and corresponding liability for each existing operating lease. The Company elected to apply the practical expedient that allows for the exclusion of ASU
2016-02
from comparative periods; thus, the prior period Balance Sheet was not revised to reflect this standard.
The Company recorded operating lease ROU assets and operating lease liabilities of $98.9 million and $98.0 million, respectively, upon adoption of ASU
2016-02.
The difference between the operating lease assets and operating lease liabilities represents immaterial reclassifications from other Balance Sheet accounts.
The adoption of this guidance did not materially impact the Company’s results of operations or cash flows. See Note 7, Leases, for the Company’s lease disclosures.
Not Yet Adopted
Reference Rate Reform
- In March 2020, the FASB issued ASU
No. 2020-04,
“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU
2020-04”).
The new guidance provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts and hedging relationships that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by ASU
2020-04
are effective for prospective contract modifications made and qualifying hedging relationships entered into from March 12, 2020 through December 31, 2022. The Company has certain debt and hedging instruments that reference LIBOR, as discussed in Note 6, and the Company will consider the application of ASU
2020-04
at the time of a qualifying transaction and/or modification of debt and hedging instruments.
Accounting for Income Taxes
- In December 2019, the FASB issued ASU
2019-12,
“Simplifying the Accounting for Income Taxes” (“ASU
2019-12”).
The amendments in ASU
2019-12
simplify the accounting for income taxes by removing certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside tax basis. The transition requirements are dependent upon each amendment within ASU
2019-12
and will be applied either prospectively or retrospectively. ASU
2019-12
is effective for annual periods beginning after December 15, 2020, and interim periods within these annual periods, with early adoption permitted. The adoption is not expected to have a material impact to the Company’s financial position, results of operations or cash flows upon adoption.